Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment.
Summary of property, plant and equipment

						Tangible fixed
			Machinery and	Leasehold	Office	assets in
(Euro thousands)	Land	Buildings	equipment	improvements	equipment	progress	Other	Total
Historical cost
At January 1, 2023	4,810	53,048	84,497	80,294	45,958	2,144	2,732	273,483
Reclassification	—	(19,342)	—	19,342	—	—	—	—
Additions	—	85	501	6,294	1,299	5,153	62	13,394
Disposals	—	(22)	(21,370)	(6,067)	(1,389)	(38)	(258)	(29,144)
Transfer from tangible fixed assets in progress	—	13	700	3,181	365	(4,265)	6	—
Net foreign exchange differences	(62)	(200)	(1,288)	(2,948)	(620)	(98)	(8)	(5,224)
At December 31, 2023	4,748	33,582	63,040	100,096	45,613	2,896	2,534	252,509
Additions	—	785	424	2,628	729	4,910	55	9,531
Disposals	(1,544)	(6,095)	(6,482)	(11,529)	(5,156)	—	(78)	(30,884)
Transfer from tangible fixed assets in progress	—	—	449	6,650	468	(7,567)	—	—
Net foreign exchange differences	34	779	1,149	2,515	761	11	32	5,281
At December 31, 2024	3,238	29,051	58,580	100,360	42,415	250	2,543	236,437
Depreciation and impairment
At January 1, 2023	—	(38,903)	(81,684)	(60,515)	(42,957)	—	(2,623)	(226,682)
Reclassification	—	16,233	—	(16,233)	-	—	—	—
Depreciation	—	(677)	(1,403)	(7,934)	(1,240)	—	(65)	(11,319)
Impairment losses	—	(2,242)	(16)	(400)	(146)	—	—	(2,804)
Disposals	—	18	21,334	5,537	1,053	—	258	28,200
Net foreign exchange differences	—	158	1,253	1,842	566	—	8	3,827
At December 31, 2023	—	(25,413)	(60,516)	(77,703)	(42,724)	—	(2,422)	(208,778)
Depreciation	—	(1,211)	(993)	(6,484)	(1,165)	—	(59)	(9,912)
Impairment losses	—	(500)	—	(361)	(400)	—	—	(1,261)
Disposals	—	6,052	6,460	9,345	5,106	—	76	27,039
Net foreign exchange differences	—	(643)	(1,093)	(1,779)	(539)	—	(31)	(4,085)
At December 31, 2024	—	(21,715)	(56,142)	(76,982)	(39,722)	—	(2,436)	(196,997)
Carrying amount
At January 1, 2023	4,810	14,145	2,813	19,779	3,001	2,144	109	46,801
At December 31, 2023	4,748	8,169	2,524	22,393	2,889	2,896	112	43,731
At December 31, 2024	3,238	7,336	2,438	23,378	2,693	250	107	39,440